STRADLEY RONON STEVENS & YOUNG, LLP
1250 Connecticut Avenue, NW, Suite 500
Washington, DC 20036
(202) 822-9611

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

Direct Dial: (202) 419-8416

November 25, 2014

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:           Nationwide Mutual Funds (the “Trust”)
File Nos. 333-40455 and 811-08495
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 174/175 to the Registration Statement of the Trust, which was filed with the Securities and Exchange Commission electronically on November 19, 2014.

Please direct any questions or comments relating to this certification to me or, in my absence, to Peter M. Hong, Esquire at (202) 419-8429.

Very truly yours,
STRADLEY RONON STEVENS & YOUNG, LLP

/s/ Cillian M. Lynch
Cillian M. Lynch